Cover - shares	12 Months Ended
	Dec. 31, 2025	Jun. 10, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Shell Company Event Date	Jun. 10, 2026
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-43342
Entity Registrant Name	Veraxa Biotech Holding AG
Entity Central Index Key	0002079109
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Talacker 35
Entity Address, Address Line Two	8001 Zurich
Entity Address, City or Town	Switzerland
Entity Address, City or Town	CH
Entity Address, Postal Zip Code	00000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	GRASSI & CO., CPAs, P.C
Auditor Location	New York
Auditor Firm ID	606
Ordinary Shares, par value CHF 100/11325 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value CHF 100/11,325 per share
Trading Symbol	VRXA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	VRXAW
Security Exchange Name	NASDAQ
Ordinary Share [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		141,407,813
Warrant To Purchase [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding		22,706,305
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Im Neuenheimer Feld 584
Entity Address, City or Town	Heidelberg
Entity Address, City or Town	DE
Entity Address, Postal Zip Code	69120
City Area Code	496
Local Phone Number	2213521330
Contact Personnel Name	Christoph Antz